Revenue - Summary of Revenue by Segment and Asset (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reportable segments [line items]
Revenue	$ 42,931	$ 44,288	$ 43,129
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	1,156	1,144	1,241
Crude oil [member] | Petroleum [member]
Disclosure of reportable segments [line items]
Revenue	2,033	3,171	2,933
Natural gas [member] | Petroleum [member]
Disclosure of reportable segments [line items]
Revenue	980	1,259	1,124
LNG [member] | Petroleum [member]
Disclosure of reportable segments [line items]
Revenue	774	1,179	920
NGL [member] | Petroleum [member]
Disclosure of reportable segments [line items]
Revenue	198	263	294
Other petroleum [member] | Petroleum [member]
Disclosure of reportable segments [line items]
Revenue	85	58	137
Only copper [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	10,044	10,215	12,059
Other metals [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	622	623	722
Metallurgical coal [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	5,311	7,568	7,331
Thermal coal [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	931	1,553	1,558
Nickel West [member] | Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	1,189	1,193	1,297
Other revenue [member] | Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	$ 30	$ 32	$ 32